Schedule I - Condensed Financial Information of Canada Goose Holdings Inc. - Condensed Statements of Income (Details) - CAD ($) $ in Millions	12 Months Ended
	Mar. 30, 2025	Mar. 31, 2024	Apr. 02, 2023
Disclosure of transactions between related parties [line items]
Gross profit	$ 943.1	$ 917.4	$ 815.2
Selling, general & administrative expenses	779.0	792.9	667.6
Net interest, finance and other costs	36.0	48.8	54.1
Income before income taxes	128.1	75.7	93.5
Income tax recovery	24.5	17.6	24.6
Net income	103.6	58.1	68.9
Attributable to:
Shareholders of the Company	94.8	58.4	72.7
Non-controlling interest	8.8	(0.3)	(3.8)
Net income	103.6	58.1	68.9
Parent company
Disclosure of transactions between related parties [line items]
Equity in comprehensive income of subsidiary	124.6	63.6	97.5
Fee income from subsidiary	13.7	6.9	10.2
Gross profit	138.3	70.5	107.7
Selling, general & administrative expenses	21.1	16.7	16.8
Net interest, finance and other costs	0.0	0.0	0.5
Income before income taxes	117.2	53.8	90.4
Income tax recovery	(0.8)	(2.5)	(1.6)
Net income	118.0	56.3	92.0
Attributable to:
Shareholders of the Company	109.1	57.8	95.7
Non-controlling interest	8.9	(1.5)	(3.7)
Net income	$ 118.0	$ 56.3	$ 92.0